Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-3

Collection Period	08/01/15-08/31/15
Determination Date	9/9/2015
Distribution Date	9/15/2015

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,000,000,010.35
2.	Collections allocable to Principal		$24,037,041.25
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$0.00
5.	Pool Balance on the close of the last day of the related Collection Period		$975,962,969.10
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		52,893
7.	Initial Pool Balance		$1,000,000,010.35
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$152,000,000.00	$124,050,303.69
	b. Class A-2a Note Balance	$193,000,000.00	$193,000,000.00
	c. Class A-2b Floating Rate Note Balance	$175,000,000.00	$175,000,000.00
	d. Class A-3 Note Balance	$300,000,000.00	$300,000,000.00
	e. Class A-4 Note Balance	$115,500,000.00	$115,500,000.00
	f. Class B Note Balance	$18,500,000.00	$18,500,000.00
	g. Class C Note Balance	$20,000,000.00	$20,000,000.00
	h. Class D Note Balance	$26,000,000.00	$26,000,000.00
	i. Note Balance (sum a - h)	$1,000,000,000.00	$972,050,303.69
9.	Pool Factors
	a. Class A-1 Note Pool Factor	1.0000000	0.8161204
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	1.0000000	0.9720503
10.	Overcollateralization Target Amount		$5,855,777.81
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$3,912,665.41
12.	Weighted Average Coupon	%	7.20%
13.	Weighted Average Original Term (months)	months	65.84
14.	Weighted Average Remaining Term (months)	months	62.57
15.	1-Month LIBOR for the accrual period ending 09/15/15		0.19494%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 09/15/15		0.64494%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,926,736.94
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,926,736.94
18.	Principal:
	a. Collections allocable to Principal		$24,037,041.25
	b. Liquidation Proceeds allocable to Principal		$0.00
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$24,037,041.25
19.	Total Finance Charge and Principal Collections (17d + 18d)		$29,963,778.19
20.	Interest Income from Collection Account		$1,317.94
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$29,965,096.13

Available Funds
23.	Available Collections	$29,965,096.13
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$29,965,096.13
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$833,333.34
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$833,333.34
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$57,422.22
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$57,422.22
	e. Class A-2a Monthly Interest	$194,608.33
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$194,608.33
	i. Class A-2b Monthly Interest	$106,594.43
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$106,594.43
	m. Class A-3 Monthly Interest	$448,250.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$448,250.00
	m. Class A-4 Monthly Interest	$209,632.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$209,632.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$38,665.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$38,665.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$49,133.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$49,133.33
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$77,935.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$77,935.00

36.	Quaternary Principal Distributable Amount	$24,037,030.90
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$26,052,605.05
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,855,777.81
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,926,736.94
	b. Total Daily Deposits of Principal Collections	$24,037,041.25
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,317.94
	e. Total Deposits to Collection Account (sum a - d)	$29,965,096.13
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$833,333.34
	b. Successor Servicer Transition Expenses and indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,131,762.79
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$29,965,096.13
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$57,422.22
	b. Class A-2a Interest Distribution	$194,608.33
	c. Class A-2b Interest Distribution	$106,594.43
	d. Class A-3 Interest Distribution	$448,250.00
	e. Class A-4 Interest Distribution	$209,632.50
	f. Class B Interest Distribution	$38,665.00
	g. Class C Interest Distribution	$49,133.33
	h. Class D Interest Distribution	$77,935.00
	i. Class A-1 Principal Distribution	$27,949,696.31
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$29,131,937.12
46.	Withdrawals
	a. Class A-1 Distribution	$28,007,118.53
	b. Class A-2a Distribution	$194,608.33
	c. Class A-2b Distribution	$106,594.43
	d. Class A-3 Distribution	$448,250.00
	e. Class A-4 Distribution	$209,632.50
	f. Class B Distribution	$38,665.00
	g. Class C Distribution	$49,133.33
	h. Class D Distribution	$77,935.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$29,131,937.12

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$0.00
	b. Reserve Account surplus (Ln 57)	$0.00
	c. Total Deposits to Certificate Payment Account (sum a - b)	$0.00
48.	Withdrawals
	a. Certificateholder Distribution	$0.00
	b. Total Withdrawals from Certificate Payment Account	$0.00
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,500,000.03	$2,500,000.03
	b. Note Balance	$972,050,303.69
50.	Required Reserve Account Amount	$2,500,000.03
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,500,000.03
52.	Investment Earnings	$174.33
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,500,174.36
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$174.33
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$0.00
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,500,000.03
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$833,333.34
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$29,131,762.79
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$174.33
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$0.00
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$28,007,118.53
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$194,608.33
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$106,594.43
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$448,250.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$209,632.50
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$38,665.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$49,133.33
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$77,935.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$0.00

Net Loss and Delinquency Activity
75.	Net Losses with respect to preceding Collection Period		$0.00
76.	Cumulative Net Losses		$0.00
77.	Cumulative Net Loss Percentage		0.0000%
		Number of Loans	Principal Balance
78.	Delinquency Analysis
	a. 31 to 60 days past due	299	$5,433,955.51
	b. 61 to 90 days past due	7	$133,959.68
	c. 91 or more days past due	1	$20,201.46
	d. Total Past Due (sum a - c)	307	$5,588,116.65
Servicer Covenant
79.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,264,585,000.00
80.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 9, 2015.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer